CREDIT FACILITIES	12 Months Ended
Dec. 31, 2024
Credit Facilities
CREDIT FACILITIES

11. CREDIT FACILITIES

Short term loans - banks

Outstanding balances on short-term bank loans consisted of the following:

Institute		Interest	Collateral/ December 31,		December 31,
name	Maturities	rate	Guarantee	2024	2023
Xiamen Rural Commercial Bank	January 2025	6.58%	Guarantee by 14 property rights	146,341	273,713
Total				$146,341	$273,713

Interest expense pertaining to the above short-term for the years ended December 31, 2023, 2022 and 2021 amounted to $30,897, $26,530 and $33,569, respectively.